 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending March 31, 2002:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
3/7/02	Shares of beneficial interest	16,000	6.56	7.20	Merrill Lynch
3/7/02	Shares of beneficial interest	100,000	6.5782	7.20	Merrill Lynch
3/27/02	Shares of beneficial interest	18,000	6.5434	7.14	Merrill Lynch
3/27/02	Shares of beneficial interest	30,000	6.5434	7.14	Merrill Lynch

Total Shares Repurchased: 164,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management